Financial Instrument Risk - Maturities of Non-Derivative Financial Liabilities (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	£ 80,685	£ 88,640
Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	19,548	41,279
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	231,084	199,939
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	4,737	10,709
Borrowings | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	4,426	4,305
Borrowings | Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	4,354	4,235
Borrowings | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	194,896	158,323
Borrowings | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Lease liabilities | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	7,289	7,124
Lease liabilities | Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	6,372	7,326
Lease liabilities | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	32,897	39,000
Lease liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	4,579	10,487
Financial guarantees | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	696	3,414
Financial guarantees | Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	832	680
Financial guarantees | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	2,890	1,673
Financial guarantees | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	158	222
Trade payables | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	7,849	10,976
Trade payables | Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Trade payables | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Trade payables | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Accruals | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	50,129	57,100
Accruals | Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Accruals | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Accruals | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Client volume discounts/rebates | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	6,920	0
Client volume discounts/rebates | Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	7,890	20,078
Client volume discounts/rebates | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Client volume discounts/rebates | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Deferred consideration | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	3,376	2,915
Deferred consideration | Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	3,322
Deferred consideration | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	943
Deferred consideration | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	0
Contingent consideration | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	0	2,806
Contingent consideration | Later than six months and not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	100	5,638
Contingent consideration | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	401	0
Contingent consideration | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total financial liabilities	£ 0	£ 0